Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,485	$ 4,598	$ 4,403
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	560	545	520
Compensation related to options granted to employees and non-employees	1,287	1,213	1,496
Amortization and impairment of intangible assets	589	1,005	158
Increase in deferred income taxes	(806)	(1,385)	(1,096)
Capital gain from sale of equipment			(9)
Changes in assets and liabilities:
Decrease (increase) in trade receivables	(2,194)	130	(1,036)
Decrease (increase) in prepaid expenses and other accounts receivable	(541)	(79)	287
Increase in accounts payable	300	17	138
Increase in employees and payroll accruals, accrued expenses and other liabilities	(861)	981	163
Decrease in deferred revenues	(164)	(390)	(697)
Increase (decrease) in accrued severance pay, net	(2)	66	(10)
Net cash provided by (used in) operating activities	(347)	6,701	4,317
Cash flows from investing activities:
Decrease (Increase) in long-term lease deposits	(17)	1	22
Payment for business acquisitions, net of cash acquired	(10,243)		(4,600)
Investment in affiliate	(176)
Proceeds from sale of equipment			9
Purchase of property and equipment	(805)	(526)	(568)
Net cash used in investing activities	(11,241)	(525)	(5,137)
Cash flows from financing activities:
Purchase of treasury shares at cost	(1,720)		(3,820)
Contingent payment of acquisition	(3,400)
Proceeds from options and warrants exercised	890	1,260	797
Net cash provided by (used in) financing activities	(4,230)	1,260	(3,023)
Increase (decrease) in cash and cash equivalents	(15,818)	7,436	(3,843)
Effect of exchange rate changes on cash	87
Cash and cash equivalents at the beginning of the year	20,868	13,432	17,275
Cash and cash equivalents at the end of the year	5,137	20,868	13,432
Cash paid during the period for:
Taxes paid	148	67
Non-cash transactions:
Purchase of property and equipment - trade payables	$ (48)	$ (16)	$ (55)